Form N-CSR Cover	6 Months Ended
Aug. 31, 2025
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)
Entity Central Index Key	0000909466
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025